Related Party Balances and Transactions	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transactions
8.	Related Party Balances and Transactions

In addition to those disclosed elsewhere in these consolidated interim financial statements, related party transactions for the three month period ended 31 October 2019 and 2018 are as follows:
a)	During the three months ended 31 October 2019, management fees of $34,311 (2018 - $Nil) and consulting fees of $7,556 (2018 – $Nil) were paid/accrued to a company controlled by the President and Interim Chief Executive Officer of the Company.

b)	During the three months ended 31 October 2019, management fees of $22,668 (2018 - $Nil) and accounting fees of $Nil (2018 - $6,908) were paid/accrued to a company controlled by the Chief Financial Officer and a director of the Company.

c)	During the three months ended 31 October 2019, salaries and wages of $45,000 (2018 - $Nil) were paid/accrued to the Chief Operating Officer of the Company.

d)	During the three months ended 31 October 2019, management fees of $50,000 (2018 - $33,654) were paid/accrued to a company controlled by a director of the Company.

e)	During the three months ended 31 October 2019, management fees of $5,667 (2018 - $11,514) and consulting fees of $11,334 (2018 - $Nil) were paid/accrued to a company controlled by the Corporate Secretary of the Company.

f)	As at 31 October 2019, the Company owed $482 (31 July 2019 - $7,825) to the Interim Chief Executive Officer of the Company and a company controlled by him.

g)	As at 31 October 2019, the Company owed $7,888 (31 July 2019 - $5,172) to the Chief Financial Officer of the Company

h)	As at 31 October 2019, the Company owed $33,333 (31 July 2019 - $Nil) to a director of the Company and a company controlled by him.

The above amounts owing to related parties are unsecured, non-interest bearing and are due on demand.

Included in stock-based compensation for the three months ended 31 October 2019 is $187,705 (2018 - $Nil) related to stock options issued to directors and offices of the Company.

8.	Related Party Balances and Transactions
In addition to those disclosed elsewhere in these consolidated financial statements, related party transactions for the years ended 31 July 2019 and 2018 are as follows:

a)	During the year ended 31 July 2019, management fees of $50,072 (2018 - $Nil) were paid/accrued to a company controlled by the Interim Chief Executive Officer of the Company.

b)

During the year ended 31 July 2019, accounting fees of $37,791 (2018 - $29,531) and management fees of $Nil (2018 - $9,425) were paid/accrued to a company controlled by the Chief Financial Officer and a director of the Company.

c)	During the year ended 31 July 2019, management fees of $90,696 (2018 - $66,759) were paid/accrued to companies related to the former Chief Executive Officer and a former director of the Company.

d)	During the year ended 31 July 2019, management fees of $225,992 (2018 - $144,528) were paid/accrued to a company controlled by a director of the Company.

e)	During the year ended 31 July 2019, management fees of $62,353 (2018 - $47,124) were paid/accrued to a company controlled by the former Chief Financial Officer of the Company.

f)	During the year ended 31 July 2019, consulting fees of $90,000 (2018 - $Nil) were paid/accrued to the Chief Operating Officer of the Company.

g)	During the year ended 31 July 2019, management fees of $Nil (2018 - $2,712) were paid/accrued to a former Chief Executive Officer of the Company.

h)	As at 31 July 2019, the Company owed $7,825 (31 July 2018 - $Nil) to the Interim Chief Executive Officer of the Company and a company controlled by him.

i)	As at 31 July 2019, the Company owed $5,127 (31 July 2018 - $1,210) to the Chief Financial Officer and a director of the Company and a company controlled by him.

j)	As at 31 July 2019, the Company owed $Nil (31 July 2018 - $17,028) to a former Chief Executive Officer and a former director of the Company and a company controlled by him.

k)	As at 31 July 2019, the Company owed $Nil (31 July 2018 - $28,810) to a director of the Company and a company controlled by him.

l)	As at 31 July 2019, the Company owed $Nil (31 July 2018 - $4,033) to the former Chief Financial Officer of the Company.

The above amounts owing to related parties are unsecured, non-interest bearing and are due on demand.

Included in stock-based compensation for the year ended 31 July 2019 is $579,904 (2018 - $377,443) related to stock options issued to directors and officers of the Company.

During the year ended 31 July 2019, the Company entered into an agreement to purchase the remaining 70% of NMG Ohio for total cash payments of $1,575,000 and issuance of 3,173,864 common shares of the Company (Note 17), of which cash of $461,251 and 929,488 common shares are payable to directors of the Company.